UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)			June 30, 2012
Shares	Security		Fair Value

	COMMON STOCK - 59.05%
	CHEMICALS - 7.41%
20,000	CVR Partners LP		$ 484,400
2,500	Ecolab, Inc.		171,325
21,900	Rentech Nitrogen Partners LP		602,469
			1,258,194
	COMPUTERS - 4.64%
500	Apple, Inc.		292,000
20,000	Seagate Technology PLC		494,600
			786,600
	CONGLOMERATES - 3.69%
30,000	General Electric Co.		625,200

	ENVIRONMENTAL CONTROL - 0.63%
3,200	Waste Management, Inc.		106,880

	FOOD - 0.82%
2,300	McCormick & Co., Inc.		139,495

	INVESTMENT MANAGEMENT - 1.86%
5,000	T Rowe Price Group, Inc.		314,800

	MACHINERY-CONSTRUCTION & MINING - 0.55%
1,100	Caterpillar, Inc.		93,401

	MACHINERY-DIVERSIFIED - 2.28%
4,000	Cummins, Inc.		387,640

	MEDICAL - 3.80%
10,000	Abbott Laboratories		644,700

	OIL & GAS - 2.96%
10,000	Murphy Oil Corp.		502,900

	PHARMACEUTICALS - 2.32%
10,000	Teva Pharmaceutical Industries Ltd.		394,400

	PIPELINES - 2.42%
25,000	Crosstex Energy LP		410,000

	REAL ESTATE INVESTMENT TRUSTS - 12.51%
20,000	CommonWealth REIT		382,400
14,000	Corporate Office Properties Trust		329,140
10,000	Digital Realty Trust Inc.		750,700
20,000	Senior Housing Properties Trust		446,400
20,002	UMH Properties, Inc.		214,621
			2,123,261

	RETAIL - 1.11%
40,000	Wendy's Co.		188,800

	RETAIL - RESTAURANTS - 4.17%
8,000	McDonald's Corp.		708,240

	SEMICONDUCTORS - 3.61%
11,000	QUALCOMM, Inc.		612,480

	TELECOMMUNICATIONS - 0.85%
70,000	Nokia OYJ		144,900

	WATER - 3.42%
70,000	Consolidated Water Co. Ltd.		580,300

	TOTAL COMMON STOCK ( Cost - $9,778,115)		10,022,191

	PREFERRED STOCK - 13.62%
	BANKS - 3.44%
30,000	Bank of America Corp., 4.00%		583,800

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			June 30, 2012
Shares	Security		Fair Value

	REAL ESTATE INVESTMENT TRUSTS - 10.18%
	APARTMENTS - 2.61%
17,700	Apartment Investment & Management Co. - Cl. A, 7.75%		442,978

	REITS - DIVERSIFIED - 6.54%
35,000	Entertainment Properties Trust - Convertible Preferred, 5.75%		661,500
10,100	Lexington Realty Trust - Convertible Preferred, 6.50%		448,440
			1,109,940
	MANUFACTURED HOMES - 0.25%
1,950	American Land Lease, Inc., 7.75%		43,193

	OFFICE PROPERTY - 0.78%
6,000	CommonWealth REIT, Convertible Preferred, 6.50%		131,700

	TOTAL REAL ESTATE INVESTMENT TRUSTS ( Cost - $1,514,021)		1,727,811

	TOTAL PREFERRED STOCK ( Cost - $2,094,707)		2,311,611
Princpal Amount
	MORTGAGE BACKED SECURITIES - 0.31%
$ 52,465	Freddie Mac REMICS, 5.75%, Due 7/15/2035		52,977
	( Cost - $52,561)

	CORPORATE BONDS - 9.58%
	AEROSPACE/DEFENSE - 1.88%
300,000	L-3 Communications Corp., 4.75%, Due 7/15/2020		319,341

	PHARMACEUTICALS - 2.92%
500,000	Medicis Pharmaceutical Corp., 1.375%, Due 6/1/2017		495,625

	SEMICONDUCTORS - 3.18%
476,000	Intel Corp. - Convertible, 2.95%, Due 12/15/2035 - 144A		538,475

	SOFTWARE - 1.60%
250,000	Microsoft Corp., 3.00%, Due 10/1/2020		271,648

	TOTAL CORPORATE BONDS ( Cost - $1,506,031)		1,625,089

	SOVEREIGN BONDS - 10.73%
350,000	Australia Government Bond, 4.25%, Due 7/21/2017		385,450
500,000	Australia Government Bond, 5.25%, Due 3/15/2019		588,798
400,000	Canadian Government Bond, 2.00%, Due 12/1/2014		400,953
500,000	New Zealand Government Bond, 5.00%, Due 3/15/2019		446,059
	TOTAL SOVEREIGN BONDS ( Cost - $1,731,402)		1,821,260

Shares
	SHORT-TERM INVESTMENT - 8.88%
1,507,281	Dreyfus Institutional Reserve Money Fund - Premier Shares, 0.00% (a)		1,507,281
	TOTAL SHORT-TERM INVESTMENT ( Cost - $1,507,281)

	TOTAL INVESTMENTS - 102.17%
	( Cost - $16,670,097)		17,340,409
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.17) %		(367,851)
	NET ASSETS - 100.00%		$ 16,972,558

* Non-income producing security.
ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Liability Company.
REMIC - Real Estate Mortgage Investment Conduit.
(a) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2012.

At June 30, 2012, net unrealized appreciation (depreciation) on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 1,337,385
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(667,073)
Net unrealized appreciation		$ 670,312

Two Oaks Diversified Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	June 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,022,191	$ -	$ -	$ 10,022,191
Preferred Stock	2,311,611	-	-	2,311,611
Mortgage-Backed Securities	-	52,977	-	52,977
Corporate Bonds	-	1,625,089	-	1,625,089
Sovereign Bonds	-	1,821,260	-	1,821,260
Short-Term Investment	1,507,281	-	-	1,507,281
Total	$ 13,841,083	$ 3,499,326	$ -	$ 17,340,409
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    8/29/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/12